Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (36.5%)

	Airlines (0.9%)
1,726,685	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$1,736,597
243,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	247,559
1,152,015	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,256,387
769,365	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	855,965
469,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	458,546
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
783,000	5.500%, 04/20/26	802,074
261,000	5.750%, 04/20/29	267,640
1,195,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,186,575
885,809	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,023,659
381,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	413,256
308,653	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	313,805
869,345	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	877,056
538,118	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	522,555

		9,961,674

	Communication Services (4.2%)
1,200,000	Altice France, SA / France* 5.500%, 10/15/29	1,138,080
520,000	APi Escrow Corp.* 4.750%, 10/15/29	509,990
1,625,000	Arrow Bidco, LLC*^ 9.500%, 03/15/24	1,651,276
783,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	777,950
398,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	410,629
1,585,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	1,637,051
	CSC Holdings, LLC*
3,385,000	5.500%, 04/15/27^	3,463,667
2,300,000	5.750%, 01/15/30	2,170,349
1,630,000	5.375%, 02/01/28^	1,637,335
1,600,000	4.625%, 12/01/30	1,425,792
475,000	4.500%, 11/15/31	443,056

PRINCIPAL AMOUNT		VALUE
1,105,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$1,139,763
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
750,000	6.625%, 08/15/27	198,285
585,000	5.375%, 08/15/26	271,586
1,170,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	1,174,844
2,039,000	Embarq Corp. 7.995%, 06/01/36	2,101,720
	Entercom Media Corp.*^
755,000	6.500%, 05/01/27	718,171
522,000	6.750%, 03/31/29	491,223
459,000	Frontier California, Inc. 6.750%, 05/15/27	476,341
1,165,000	Frontier Florida, LLC 6.860%, 02/01/28	1,213,056
1,555,000	Frontier North, Inc. 6.730%, 02/15/28	1,611,866
1,094,000	Gannett Holdings, LLC* 6.000%, 11/01/26	1,115,683
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	844,854
270,000	5.250%, 12/01/27	277,984
290,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	309,050
	Intelsat Jackson Holdings, SA@
790,000	9.750%, 07/15/25*	350,823
510,000	5.500%, 08/01/23	224,813
1,530,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,592,149
628,329	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	469,626
	Lumen Technologies, Inc.
1,240,000	4.000%, 02/15/27*	1,194,070
64,000	7.600%, 09/15/39	64,206
522,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	479,269
910,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	896,350
	Netflix, Inc.
835,000	4.875%, 06/15/30*^	934,924
525,000	4.875%, 04/15/28	577,983
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	491,142
257,000	5.375%, 01/15/31	254,510
1,970,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	2,022,540
	Sirius XM Radio, Inc.*
1,350,000	5.500%, 07/01/29^	1,402,826
781,000	4.000%, 07/15/28	756,039
515,000	3.125%, 09/01/26	495,785
261,000	3.875%, 09/01/31	241,631
785,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	812,373
1,915,000	Sprint Corp. 7.125%, 06/15/24	2,088,940

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$792,740
1,450,000	United States Cellular Corp. 6.700%, 12/15/33	1,614,619

		44,966,959

	Consumer Discretionary (6.2%)
1,090,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,146,789
520,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	513,172
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
780,000	6.625%, 01/15/28	821,200
652,000	4.625%, 08/01/29^	644,645
261,000	4.625%, 04/01/30	257,826
265,000	At Home Group, Inc.* 4.875%, 07/15/28	254,082
307,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	308,302
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27^	1,543,945
765,000	6.875%, 11/01/35	880,645
	Caesars Entertainment, Inc.*
657,000	4.625%, 10/15/29	630,293
512,000	8.125%, 07/01/27	551,393
512,000	6.250%, 07/01/25	531,067
	Carnival Corp.*
512,000	10.500%, 02/01/26	576,000
257,000	7.625%, 03/01/26	262,526
1,219,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,189,976
775,000	Carvana Company* 5.625%, 10/01/25	739,296
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,350,000	5.125%, 05/01/27	3,435,157
1,150,000	4.750%, 03/01/30	1,143,307
550,000	4.500%, 08/15/30	536,861
540,000	5.000%, 02/01/28	547,117
522,000	4.750%, 02/01/32	513,846
515,000	4.250%, 02/01/31	492,283
390,000	4.250%, 01/15/34	361,940
810,000	Cedar Fair, LP^ 5.250%, 07/15/29	812,778
	Century Communities, Inc.
1,350,000	6.750%, 06/01/27	1,408,104
260,000	3.875%, 08/15/29*	249,083
	Dana, Inc.
522,000	4.500%, 02/15/32	499,121
285,000	4.250%, 09/01/30	277,530
	DISH DBS Corp.
828,000	7.750%, 07/01/26	854,032
780,000	5.250%, 12/01/26*	757,442
650,000	7.375%, 07/01/28^	629,876
1,510,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,532,046
1,142,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,137,615
	Ford Motor Credit Company, LLC
1,650,000	4.000%, 11/13/30	1,659,966
1,400,000	4.063%, 11/01/24	1,428,574
1,250,000	4.134%, 08/04/25	1,280,975
1,225,000	3.664%, 09/08/24	1,240,986

PRINCIPAL AMOUNT		VALUE
500,000	4.389%, 01/08/26	$517,975
	Gap, Inc.*
391,000	3.875%, 10/01/31^	363,575
52,000	3.625%, 10/01/29	48,408
	goeasy, Ltd.*
1,795,000	5.375%, 12/01/24	1,838,152
962,000	4.375%, 05/01/26^	959,037
522,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	522,773
510,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	489,090
1,293,000	Guitar Center, Inc.*& 8.500%, 01/15/26	1,377,252
	International Game Technology, PLC*
1,350,000	6.250%, 01/15/27	1,470,677
325,000	5.250%, 01/15/29	332,904
200,000	4.125%, 04/15/26	200,616
	Liberty Interactive, LLC
1,045,000	8.250%, 02/01/30^	1,087,134
525,000	8.500%, 07/15/29	546,173
	Life Time, Inc.*
783,000	8.000%, 04/15/26^	801,056
525,000	5.750%, 01/15/26	528,119
672,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	680,360
	M/I Homes, Inc.
780,000	4.950%, 02/01/28	790,865
685,000	3.950%, 02/15/30	668,005
1,092,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	1,232,628
	Mattel, Inc.*
1,350,000	5.875%, 12/15/27	1,435,644
128,000	3.750%, 04/01/29	128,101
1,200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,231,200
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,299,549
1,183,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,204,472
1,004,000	Newell Brands, Inc. 4.700%, 04/01/26	1,053,407
500,000	Nordstrom, Inc.^ 5.000%, 01/15/44	446,245
522,000	Papa John’s International, Inc.*^ 3.875%, 09/15/29	497,017
1,195,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	1,124,208
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,373,378
2,564,000	Rite Aid Corp.* 8.000%, 11/15/26	2,519,899
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,421,487
652,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	636,958
1,350,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,365,039

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
810,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$867,283
261,000	Thor Industries, Inc.*^ 4.000%, 10/15/29	249,829
262,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	293,631
1,215,000	Vista Outdoor, Inc.*^ 4.500%, 03/15/29	1,179,425
1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,011,727
258,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	261,096

		65,704,190

	Consumer Staples (1.8%)
1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,140,061
1,448,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,422,486
1,445,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	1,368,169
720,000	Fresh Market, Inc.* 9.750%, 05/01/23	737,806
1,295,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,388,706
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,575,000	5.500%, 01/15/30	1,677,265
429,000	6.500%, 04/15/29^	466,971
	Kraft Heinz Foods Company
1,585,000	4.375%, 06/01/46	1,664,076
259,000	3.875%, 05/15/27	269,223
672,000	New Albertsons, LP 7.750%, 06/15/26	759,911
1,043,000	Performance Food Group, Inc.* 4.250%, 08/01/29	981,223
325,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	325,244
1,525,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,593,610
	Post Holdings, Inc.*
1,350,000	5.750%, 03/01/27	1,387,786
748,000	4.625%, 04/15/30^	721,498
260,000	5.500%, 12/15/29	267,569
986,000	Prestige Brands, Inc.* 3.750%, 04/01/31	897,516
1,130,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,199,958
1,105,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,024,523

		19,293,601

	Energy (3.1%)
	Antero Resources Corp.*
344,000	7.625%, 02/01/29	375,070
261,000	5.375%, 03/01/30	269,793
	Apache Corp.
1,037,000	5.100%, 09/01/40	1,088,134
518,000	4.625%, 11/15/25	541,714

PRINCIPAL AMOUNT		VALUE
	Buckeye Partners, LP
810,000	3.950%, 12/01/26^	$809,798
545,000	5.850%, 11/15/43	504,817
269,000	ChampionX Corp. 6.375%, 05/01/26	279,211
	Cheniere Energy Partners, LP
521,000	3.250%, 01/31/32*	490,522
263,000	4.000%, 03/01/31	262,989
520,000	Cheniere Energy, Inc. 4.625%, 10/15/28	528,304
520,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	556,447
1,590,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,521,153
13,501	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	13,564
548,000	DT Midstream, Inc.* 4.125%, 06/15/29	542,082
	Energy Transfer, LP‡
1,520,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,223,828
764,000	6.500%, 11/15/26^ 5 year CMT + 5.69%	781,794
	EnLink Midstream Partners, LP
1,300,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	986,804
1,125,000	4.850%, 07/15/26	1,157,051
	EQT Corp.
600,000	7.500%, 02/01/30^	714,780
430,000	6.625%, 02/01/25	463,970
250,000	5.000%, 01/15/29	265,210
1,017,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	982,290
300,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	322,767
	Gulfport Energy Operating Corp.
1,015,000	6.375%, 05/15/25&	1
310,207	8.000%, 05/17/26^	333,748
521,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	535,552
	Laredo Petroleum, Inc.^
875,000	10.125%, 01/15/28	925,741
250,000	7.750%, 07/31/29*	241,765
1,145,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,172,984
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27^	529,718
495,000	7.500%, 01/15/26	453,504
528,000	Murphy Oil Corp.^ 6.375%, 07/15/28	546,918
	New Fortress Energy, Inc.*
1,041,000	6.750%, 09/15/25	986,868
522,000	6.500%, 09/30/26	489,934
260,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	277,963
	Occidental Petroleum Corp.
3,685,000	4.300%, 08/15/39	3,493,085
520,000	5.875%, 09/01/25^	556,239

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
947,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	$962,559
810,000	Parkland Corp.* 5.875%, 07/15/27	835,466
1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	880,131
1,200,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,210,140
261,000	Southwestern Energy Company 4.750%, 02/01/32	261,050
261,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	257,978
	Venture Global Calcasieu Pass, LLC*
260,000	4.125%, 08/15/31	262,231
260,000	3.875%, 08/15/29	260,101
550,000	Viper Energy Partners, LP* 5.375%, 11/01/27	567,606
725,000	W&T Offshore, Inc.* 9.750%, 11/01/23	707,832
935,000	Weatherford International, Ltd.* 6.500%, 09/15/28	969,642

		32,400,848

	Financials (6.6%)
	Acrisure, LLC / Acrisure Finance, Inc.*
1,566,000	6.000%, 08/01/29	1,488,420
1,387,000	7.000%, 11/15/25^	1,385,197
1,042,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,100,498
1,601,000	AG Issuer, LLC* 6.250%, 03/01/28	1,658,140
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,250,000	6.750%, 10/15/27	2,228,962
260,000	5.875%, 11/01/29	256,797
260,000	4.250%, 10/15/27	253,906
	Ally Financial, Inc.
918,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	919,909
844,000	8.000%, 11/01/31	1,144,751
480,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	476,227
1,200,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,165,116
2,082,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,044,857
2,385,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,383,688
1,146,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,149,598
2,084,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,988,949
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*
2,070,000	4.500%, 04/01/27	1,961,594
1,282,000	5.750%, 05/15/26	1,285,923

PRINCIPAL AMOUNT		VALUE
	Credit Acceptance Corp.^
1,335,000	6.625%, 03/15/26	$1,377,747
1,045,000	5.125%, 12/31/24*	1,058,292
320,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	338,211
1,087,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,153,568
1,503,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,447,705
1,688,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,717,962
	HUB International, Ltd.*
4,580,000	7.000%, 05/01/26	4,692,714
521,000	5.625%, 12/01/29	516,868
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
1,285,000	5.250%, 05/15/27	1,296,051
781,000	4.375%, 02/01/29	743,481
2,090,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,812,093
2,390,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,428,933
2,640,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,613,785
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*
2,029,000	5.250%, 10/01/25	2,041,397
522,000	4.750%, 06/15/29	511,503
1,481,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,321,319
	Level 3 Financing, Inc.
1,125,000	5.375%, 05/01/25	1,142,865
1,080,000	4.250%, 07/01/28*	1,032,253
519,000	3.875%, 11/15/29*	511,153
774,000	LPL Holdings, Inc.* 4.000%, 03/15/29	754,573
2,250,000	MetLife, Inc.^ 6.400%, 12/15/66	2,682,360
	Navient Corp.
2,298,000	5.000%, 03/15/27	2,233,840
1,200,000	4.875%, 03/15/28^	1,149,360
	OneMain Finance Corp.
715,000	3.875%, 09/15/28	668,325
553,000	7.125%, 03/15/26	608,930
517,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	529,077
1,161,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,194,518
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,162,440
	RLJ Lodging Trust, LP*
783,000	3.750%, 07/01/26	762,211
518,000	4.000%, 09/15/29	488,562
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
475,000	3.625%, 03/01/29	445,331
470,000	3.875%, 03/01/31	441,410

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
240,000	2.875%, 10/15/26	$228,883
1,047,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,111,726
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29	1,110,640
525,000	5.750%, 06/15/27	497,563
525,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	497,275
1,000,000	VZ Secured Financing, BV* 5.000%, 01/15/32	964,630
	XHR, LP*
1,091,000	6.375%, 08/15/25	1,128,760
522,000	4.875%, 06/01/29	512,797

		69,823,643

	Health Care (3.4%)
520,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	514,909
	Bausch Health Americas, Inc.*
2,935,000	8.500%, 01/31/27	2,970,249
525,000	9.250%, 04/01/26	542,409
	Bausch Health Companies, Inc.*
1,460,000	5.250%, 02/15/31^	1,166,321
1,150,000	5.000%, 01/30/28	970,968
444,000	5.000%, 02/15/29	357,824
391,000	6.125%, 02/01/27	392,580
260,000	7.250%, 05/30/29	233,574
514,000	Centene Corp. 3.000%, 10/15/30	499,223
523,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	505,082
130,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	129,510
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30^	1,982,476
1,180,000	8.000%, 03/15/26	1,231,743
594,000	6.875%, 04/15/29	589,735
	DaVita, Inc.*
1,561,000	4.625%, 06/01/30^	1,521,304
1,220,000	3.750%, 02/15/31	1,121,973
783,000	Embecta Corp.* 5.000%, 02/15/30	784,535
	Encompass Health Corp.
525,000	4.750%, 02/01/30	522,401
525,000	4.500%, 02/01/28	522,921
1,234,000	HCA, Inc. 7.500%, 11/06/33	1,704,808
340,000	Jazz Securities DAC* 4.375%, 01/15/29	336,790
1,785,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	955,421
	Mozart Debt Merger Sub, Inc.*
1,297,000	5.250%, 10/01/29	1,262,214
1,295,000	3.875%, 04/01/29	1,248,989
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31	1,900,532
450,000	4.125%, 04/30/28	445,329
1,103,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	994,498

PRINCIPAL AMOUNT		VALUE
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27*	$2,528,350
1,420,000	6.875%, 11/15/31	1,547,857
1,350,000	4.875%, 01/01/26*	1,357,236
607,000	4.625%, 07/15/24	609,744
391,000	4.375%, 01/15/30*	377,589
	Teva Pharmaceutical Finance Netherlands III, BV
2,105,000	6.000%, 04/15/24^	2,148,994
1,000,000	4.750%, 05/09/27	970,860
600,000	7.125%, 01/31/25	626,376
500,000	3.150%, 10/01/26	459,880

		36,035,204

	Industrials (5.9%)
1,035,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,102,296
1,200,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,147,884
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,303,000	4.875%, 02/15/30	1,328,904
1,300,000	4.625%, 01/15/27	1,331,707
514,000	3.500%, 03/15/29^	486,635
	Allison Transmission, Inc.*
900,000	4.750%, 10/01/27	913,761
255,000	3.750%, 01/30/31	237,461
260,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	241,537
587,000	Arcosa, Inc.* 4.375%, 04/15/29	575,260
2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,688,133
515,000	At Home Group, Inc.*^ 7.125%, 07/15/29	483,183
540,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	572,810
1,082,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	1,034,663
1,044,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,034,907
540,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	551,545
261,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	244,841
	Delta Air Lines, Inc.
257,000	7.375%, 01/15/26^	292,823
257,000	3.800%, 04/19/23	260,153
	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
257,000	4.750%, 10/20/28	274,656
128,000	4.500%, 10/20/25µ	132,817
522,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	521,081
783,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	795,309
1,042,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	928,599
500,000	EnerSys* 4.375%, 12/15/27	508,900
1,200,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	1,157,004

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
518,000	GFL Environmental, Inc.* 3.750%, 08/01/25	$518,508
	Golden Nugget, Inc.*
790,000	6.750%, 10/15/24	790,340
540,000	8.750%, 10/01/25^	552,247
582,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	592,191
535,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	579,079
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	711,356
484,000	3.500%, 03/01/29	463,348
1,141,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,166,946
2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,305,397
1,279,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,308,609
1,350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,389,609
1,550,000	Howmet Aerospace, Inc.^ 5.125%, 10/01/24	1,622,555
1,210,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,183,852
1,319,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,314,568
488,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	520,154
1,174,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,137,770
515,000	MasTec, Inc.* 4.500%, 08/15/28	524,064
1,169,000	Meritor, Inc.* 4.500%, 12/15/28	1,140,056
650,000	Moog, Inc.* 4.250%, 12/15/27	652,789
1,415,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,387,818
1,040,000	Novelis Corp.* 4.750%, 01/30/30	1,041,206
390,000	OI European Group, BV* 4.750%, 02/15/30	382,106
1,200,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	1,138,008
1,210,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,096,151
1,167,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,117,811
1,260,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,352,484
522,000	PGT Innovations, Inc.* 4.375%, 10/01/29	503,746
256,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	265,743
653,000	QVC, Inc. 4.375%, 09/01/28	602,308

PRINCIPAL AMOUNT		VALUE
805,000	Scientific Games International, Inc.* 5.000%, 10/15/25	$823.676
400,000	Sensata Technologies, BV* 4.000%, 04/15/29	395,692
519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	488,530
	Sinclair Television Group, Inc.*
774,000	4.125%, 12/01/30	713,582
515,000	5.500%, 03/01/30^	478,487
	Standard Industries, Inc.*
1,030,000	5.000%, 02/15/27	1,037,601
256,000	4.375%, 07/15/30	245,253
2,125,000	Station Casinos, LLC* 4.500%, 02/15/28	2,070,047
835,000	Stericycle, Inc.* 3.875%, 01/15/29	797,951
779,000	STL Holding Company, LLC* 7.500%, 02/15/26	821,004
1,400,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,452,668
	TransDigm, Inc.
1,360,000	6.250%, 03/15/26*	1,406,934
815,000	7.500%, 03/15/27	846,475
522,000	Tronox, Inc.* 4.625%, 03/15/29	505,265
	United Rentals North America, Inc.
520,000	3.750%, 01/15/32	502,611
258,000	3.875%, 02/15/31^	251,519
1,039,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,014,937
1,095,000	Wabash National Corp.* 4.500%, 10/15/28	1,062,763
655,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	637,708
	WESCO Distribution, Inc.*
520,000	7.125%, 06/15/25^	544,809
260,000	7.250%, 06/15/28	279,084

		62,584,284

	Information Technology (1.8%)
521,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	515,420
540,000	CDK Global, Inc.* 5.250%, 05/15/29	562,048
1,136,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,107,600
955,000	CommScope, Inc.* 4.750%, 09/01/29	915,597
	Dell International, LLC / EMC Corp.
1,265,000	6.020%, 06/15/26µ	1,435,952
576,000	6.100%, 07/15/27	675,590
520,000	Fair Isaac Corp.* 4.000%, 06/15/28	518,965
522,000	II-VI, Inc.* 5.000%, 12/15/29	521,426
1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,129,672
	MPH Acquisition Holdings, LLC*
1,130,000	5.750%, 11/01/28^	1,018,424
520,000	5.500%, 09/01/28	500,042
522,000	NCR Corp.* 5.125%, 04/15/29	521,447

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,678,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	$1,566,430
771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	766,166
	Open Text Corp.*
780,000	3.875%, 02/15/28	767,333
391,000	3.875%, 12/01/29	375,681
391,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	378,492
523,000	Playtika Holding Corp.* 4.250%, 03/15/29	500,291
715,000	PTC, Inc.* 4.000%, 02/15/28	711,847
1,200,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,146,252
	Twilio, Inc.
725,000	3.625%, 03/15/29	697,254
259,000	3.875%, 03/15/31^	248,075
1,300,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,251,081
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,130,424

		18,961,509

	Materials (1.7%)
600,000	Alcoa Nederland Holding, BV* 4.125%, 03/31/29	603,876
500,000	Allegheny Technologies, Inc. 5.875%, 12/01/27	510,340
555,000	ArcelorMittal, SA 7.000%, 10/15/39	722,715
780,000	Chemours Company* 4.625%, 11/15/29	744,206
1,640,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,649,184
	Commercial Metals Company
522,000	4.125%, 01/15/30	518,200
261,000	4.375%, 03/15/32	259,938
1,210,000	Constellium, SE*^ 3.750%, 04/15/29	1,145,761
700,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	704,396
520,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	612,222
770,000	HB Fuller Company 4.250%, 10/15/28	766,281
1,043,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	1,037,691
800,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	841,944
	Kaiser Aluminum Corp.*^
555,000	4.625%, 03/01/28	536,369
130,000	4.500%, 06/01/31	122,717
522,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	512,682
1,108,000	Mercer International, Inc.^ 5.125%, 02/01/29	1,098,549
1,006,000	OCI, NV* 4.625%, 10/15/25	1,033,936
517,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	542,938

PRINCIPAL AMOUNT		VALUE
800,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	$808,056
1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,200,042
521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	526,726
807,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	824,052
516,000	Valvoline, Inc.* 3.625%, 06/15/31	474,013

		17,796,834

	Real Estate (0.5%)
834,000	EPR Properties 3.750%, 08/15/29	816,728
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	761,595
551,000	3.850%, 05/15/26	544,052
776,000	iStar, Inc. 5.500%, 02/15/26	791,667
909,000	MIWD Holdco II LLC* 5.500%, 02/01/30	901,610
	Service Properties Trust
1,350,000	4.350%, 10/01/24	1,291,450
485,000	5.250%, 02/15/26	466,066

		5,573,168

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment Company*
1,045,000	6.750%, 01/15/30^	1,015,615
524,000	4.625%, 01/15/29	510,800

		1,526,415

	Utilities (0.3%)
159,000	NRG Energy, Inc. 6.625%, 01/15/27	164,400
379,000	PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	351,670
270,000	Talen Energy Supply, LLC*^ 7.250%, 05/15/27	242,609
1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,321,528
	Vistra Corp.*‡
525,000	7.000%, 12/15/26 5 year CMT + 5.74	524,254
520,000	8.000%, 10/15/26 5 year CMT + 6.93%	540,769

		3,145,230

	TOTAL CORPORATE BONDS (Cost $388,946,661)	387,773,559

CONVERTIBLE BONDS (90.1%)

	Airlines (1.4%)
10,750,000	Southwest Airlines Company~ 1.250%, 05/01/25	14,639,565

	Communication Services (9.5%)
	Liberty Media Corp.
10,000,000	0.500%, 12/01/50*	13,450,700
9,499,000	1.375%, 10/15/23	13,123,153

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,750,000	Liberty Media Corp. / Liberty Formula Oneµ^ 1.000%, 01/30/23	$7,834,080
5,750,000	Match Group Financeco 3, Inc.*^~ 2.000%, 01/15/30	9,023,590
18,250,000	Sea, Ltd. 0.250%, 09/15/26	15,384,750
	Snap, Inc.
12,750,000	0.000%, 05/01/27*^	10,941,923
6,000,000	0.750%, 08/01/26	9,769,200
11,000,000	Twitter, Inc.^ 0.250%, 06/15/24	11,472,890
8,100,000	Zynga, Inc. 0.250%, 06/01/24	9,838,503

		100,838,789

	Consumer Discretionary (23.8%)
6,250,000	Airbnb, Inc.*µ 0.000%, 03/15/26	5,941,938
10,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	14,931,300
7,000,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	9,104,900
9,250,000	Chegg, Inc. 0.000%, 09/01/26	7,491,113
2,750,000	Dick’s Sporting Goods, Inc.µ 3.250%, 04/15/25	9,828,143
	DISH Network Corp.µ
5,750,000	0.000%, 12/15/25	5,581,640
2,353,000	2.375%, 03/15/24	2,260,127
12,500,000	DraftKings, Inc.*µ 0.000%, 03/15/28	9,509,500
14,000,000	Etsy, Inc.µ^ 0.125%, 09/01/27	15,569,960
18,500,000	Ford Motor Company*µ 0.000%, 03/15/26	25,112,455
6,000,000	LCI Industriesµ 1.125%, 05/15/26	5,902,260
4,598,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	4,621,864
12,250,000	Marriott Vacations Worldwide Corp.*^ 0.000%, 01/15/26	13,656,790
13,250,000	NCL Corp. Ltd- Class C*^ 1.125%, 02/15/27	12,495,942
5,000,000	RH^~ 0.000%, 09/15/24	9,647,250
16,750,000	Royal Caribbean Cruises, Ltd.~ 4.250%, 06/15/23	21,431,457
6,250,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,129,250
2,120,000	Tesla, Inc.~ 2.000%, 05/15/24	32,168,286
4,000,000	Under Armour, Inc. 1.500%, 06/01/24	6,831,840
16,250,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	16,291,437
13,750,000	Wayfair, Inc. 0.625%, 10/01/25	12,048,163
6,500,000	Winnebago Industries, Inc. 1.500%, 04/01/25	7,816,250

		253,371,865

	Consumer Staples (0.4%)
6,500,000	Beyond Meat, Inc.*µ^ 0.000%, 03/15/27	4,485,390

PRINCIPAL AMOUNT		VALUE

	Energy (2.1%)
3,500,000	EQT Corp.µ 1.750%, 05/01/26	$5,699,015
7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	16,051,258
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/49*	167,560
1,027,000	2.000%, 10/01/49	16,319

		21,934,152

	Financials (1.1%)
6,000,000	Realogy Group, LLC / Realogy Co-Issuer Corp.*^ 0.250%, 06/15/26	5,779,860
6,000,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	5,605,800

		11,385,660

	Health Care (13.9%)
6,000,000	Alphatec Holdings, Inc.*µ^ 0.750%, 08/01/26	5,575,080
3,000,000	CONMED Corp. 2.625%, 02/01/24	4,873,080
13,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	10,951,470
15,500,000	Dexcom, Inc.^ 0.250%, 11/15/25	16,528,735
2,599,000	Envista Holdings Corp.µ 2.375%, 06/01/25	5,554,349
7,500,000	Exact Sciences Corp.µ 0.375%, 03/15/27	7,453,125
6,500,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	5,584,930
5,000,000	Insulet Corp.µ 0.375%, 09/01/26	6,361,500
9,750,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	10,442,542
10,905,000	Jazz Investments I, Ltd.µ^ 2.000%, 06/15/26	12,804,651
11,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	8,322,975
4,250,000	NuVasive, Inc. 0.375%, 03/15/25	4,058,112
9,500,000	Omnicell, Inc. 0.250%, 09/15/25	15,298,800
8,750,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	9,935,975
7,085,000	Repligen Corp.^ 0.375%, 07/15/24	12,763,911
1,840,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,328,686
7,250,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	9,218,665

		148,056,586

	Industrials (5.3%)
4,250,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,563,990
4,150,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	5,939,231

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
12,500,000	JetBlue Airways Corp.*µ^ 0.500%, 04/01/26	$11,894,125
6,000,000	John Bean Technologies Corp.*µ 0.250%, 05/15/26	6,157,440
4,750,000	Middleby Corp. 1.000%, 09/01/25	7,162,620
21,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	20,333,857

		56,051,263

	Information Technology (30.1%)
10,000,000	Bentley Systems, Inc.*µ 0.125%, 01/15/26	9,492,100
	Bill.com Holdings, Inc.
11,750,000	0.000%, 04/01/27*^	10,611,660
3,000,000	0.000%, 12/01/25µ	4,215,360
6,750,000	Camtek Ltd.* 0.000%, 12/01/26	6,502,410
6,250,000	Confluent, Inc.* 0.000%, 01/15/27	6,140,125
10,750,000	Coupa Software, Inc. 0.125%, 06/15/25	12,026,670
5,000,000	CyberArk Software, Ltd.µ 0.000%, 11/15/24	5,583,450
4,750,000	Datadog, Inc.µ 0.125%, 06/15/25	8,124,447
6,750,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	5,459,805
	Enphase Energy, Inc.*µ
6,500,000	0.000%, 03/01/26	5,977,725
6,500,000	0.000%, 03/01/28	5,951,010
6,250,000	Five9, Inc.µ 0.500%, 06/01/25	7,313,250
15,000,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	17,726,400
5,000,000	MongoDB, Inc.~ 0.250%, 01/15/26	10,073,100
	Okta, Inc.
8,000,000	0.125%, 09/01/25	10,020,560
4,250,000	0.375%, 06/15/26	4,745,338
18,500,000	ON Semiconductor Corp.* 0.000%, 05/01/27	24,629,050
9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	18,622,565
6,750,000	Perficient, Inc.*^ 0.125%, 11/15/26	6,000,818
2,250,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,307,488
12,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	10,576,772
	RingCentral, Inc.
4,750,000	0.000%, 03/15/26^	4,095,688
4,250,000	0.000%, 03/01/25	3,892,830
	Shift4 Payments, Inc.*
15,000,000	0.000%, 12/15/25	15,079,800
765,000	0.500%, 08/01/27^	649,194
1,981,000	Shopify, Inc.^ 0.125%, 11/01/25	2,120,165
8,500,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	12,518,545
12,750,000	Splunk, Inc.^ 1.125%, 06/15/27	11,629,530
11,250,000	Square, Inc.µ 0.125%, 03/01/25	14,070,375
10,750,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	12,235,650

PRINCIPAL AMOUNT		VALUE
13,250,000	Unity Software, Inc.* 0.000%, 11/15/26	$11,129,867
8,750,000	Wix.com, Ltd.^ 0.000%, 08/15/25	7,619,063
5,750,000	Workday, Inc. 0.250%, 10/01/22	9,935,885
11,000,000	Zendesk, Inc. 0.625%, 06/15/25	12,693,340
5,750,000	Zscaler, Inc.µ 0.125%, 07/01/25	10,385,247

		320,155,282

	Materials (2.5%)
4,250,000	Allegheny Technologies, Inc.µ^ 3.500%, 06/15/25	6,003,125
6,000,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	8,189,760
5,407,000	Lithium Americas Corp.* 1.750%, 01/15/27	4,791,900
6,858,000	MP Materials Corp.* 0.250%, 04/01/26	8,029,209

		27,013,994

	TOTAL CONVERTIBLE BONDS (Cost $846,156,289)	957,932,546

BANK LOANS (4.2%) ¡

	Airlines (0.2%)
880,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	914,712
1,290,250	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	1,293,830

		2,208,542

	Communication Services (0.9%)
1,270,750	Clear Channel Outdoor Holdings, Inc.‡ 3.799%, 08/21/26 3 mo. LIBOR + 3.50%	1,255,107
2,429,075	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	2,435,536
1,354,230	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	1,354,230
931,452	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	927,959
2,444,090	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,444,859
535,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	535,169
6,838	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	6,841
485,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	484,091

		9,443,792

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.8%)
321,912	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	$325,533
1,821,238	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	1,821,957
2,628,122	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	2,627,714
1,213,111	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	1,213,111
782,545	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	784,501
426,212	TKC Holdings, Inc.! 0.000%, 05/15/28	427,277
1,752,975	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	1,699,948

		8,900,041

	Consumer Staples (0.0%)
166,773	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	167,008

	Financials (0.2%)
2,089,500	Jazz Financing Lux Sarl‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	2,092,906
286,729	Level 3 Financing, Inc.‡ 1.855%, 03/01/27 1 mo. LIBOR + 1.75%	282,362

		2,375,268

	Health Care (0.8%)
2,518,907	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,500,532
813,079	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	812,368
202,579	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	202,402
1,039,229	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	975,144
1,152,941	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	1,152,584
2,369,705	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,294,467

		7,937,497

	Industrials (0.6%)
517,400	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	515,413

PRINCIPAL AMOUNT		VALUE
650,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	$653,113
1,048,034	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	1,049,344
1,051,355	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	1,048,543
937,634	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	937,634
569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.855%, 11/16/25 1 mo. LIBOR + 3.75%	568,787
1,689,886	Scientific Games International, Inc.‡ 2.855%, 08/14/24 1 mo. LIBOR + 2.75%	1,686,827
267,458	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	265,066

		6,724,727

	Information Technology (0.6%)
1,482,500	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	1,497,792
1,079,924	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	1,077,586
1,274,000	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	1,271,611
697,950	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	697,730
1,455,000	VFH Parent, LLC‡ 3.500%, 01/13/29 3 mo. SOFR + 3.00%	1,455,000

		5,999,719

	Materials (0.1%)
761,438	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	761,278
520,000	LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 3 mo. SOFR + 3.75%	520,975

		1,282,253

	Special Purpose Acquisition Company (0.0%)
265,000	Fertitta Entertainment, LLC! 0.000%, 01/27/29	266,159

	TOTAL BANK LOANS (Cost $45,412,017)	45,305,006

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (0.6%)

	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class A#	$316,808
8,860	Cumulus Media, Inc. - Class A#	90,815

		407,623

	Energy (0.6%)
42,604	Calfrac Well Services, Ltd.#	182,558
10,051	Chaparral Energy, Inc. - Class A&#	472,397
3,106	Chesapeake Energy Corp.^	211,736
2,010	Chevron Corp.	263,973
2,088	Denbury, Inc.^#	156,892
25,342	Diamond Offshore Drilling, Inc.&#	140,648
72,575	Energy Transfer, LP	694,543
43,085	Enterprise Products Partners, LP	1,018,529
7,238	EP Energy Corp.&#	646,896
502	Gulfport Energy Corp.#	32,856
13,895	Magellan Midstream Partners, LP~	679,049
10,963	Ranger Oil Corp. - Class A^#	339,963
3,915	Schlumberger, NV	152,959
16,148	Superior Energy Services, Inc.*&#	702,438
14,914	Weatherford International, PLC#	447,420
9,185	Williams Companies, Inc.^	274,999

		6,417,856

	TOTAL COMMON STOCKS (Cost $8,366,762)	6,825,479

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)
6,662	Guitar Center, Inc.	829,419

	Energy (0.3%)
20,757	B Riley Financial, Inc.^ 5.250%, 08/31/28	514,358
53,620	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,178,568
28,745	NuStar Energy, LP^‡ 6.969%, 03/02/22 3 mo. USD LIBOR + 6.77%	707,414
47,000	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,184,870

		3,585,210

	TOTAL PREFERRED STOCKS (Cost $4,621,993)	4,414,629

CONVERTIBLE PREFERRED STOCKS (15.4%)

	Communication Services (0.8%)
8,500	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,478,283

NUMBER OF SHARES		VALUE

	Consumer Discretionary (1.3%)
86,550	Aptiv, PLCµ 5.500%, 06/15/23	$13,482,759

	Energy (0.0%)
29	Gulfport Energy Operating Corp. 10.000%, 03/03/22 15.00% PIK rate	131,950

	Financials (1.4%)
5,000	Bank of America Corp.µ‡‡ 7.250%	7,040,000
91,925	KKR & Company, Inc.µ^ 6.000%, 09/15/23	8,159,263

		15,199,263

	Health Care (4.0%)
124,785	Avantor, Inc.µ^ 6.250%, 05/15/22	14,250,447
78,100	Boston Scientific Corp.µ 5.500%, 06/01/23	9,101,774
9,990	Danaher Corp.µ 4.750%, 04/15/22	19,043,437

		42,395,658

	Industrials (0.8%)
80,725	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	8,425,268

	Information Technology (2.9%)
16,850	Broadcom, Inc. 8.000%, 09/30/22	30,862,797

	Utilities (4.2%)
154,145	AES Corp.µ 6.875%, 02/15/24	14,034,902
74,740	Dominion Energy, Inc.µ 7.250%,	7,624,975
	NextEra Energy, Inc.
194,315	6.219%, 09/01/23^	9,985,848
151,240	4.872%, 09/01/22	8,796,119
85,265	5.279%, 03/01/23~	4,347,662

		44,789,506

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $133,040,599)	163,765,484

WARRANTS (0.1%) #

	Energy (0.1%)
3,544	Chesapeake Energy Corp. 02/09/26, Strike $31.49	139,279
3,190	Chesapeake Energy Corp. 02/09/26, Strike $27.08	135,288
1,969	Chesapeake Energy Corp. 02/09/26, Strike $35.46	69,368
5,271	Denbury, Inc. 09/18/25, Strike $32.59	226,759
1,922	Denbury, Inc. 09/18/23, Strike $35.41	78,792
52,447	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd.& 06/30/27, Strike $12.33	5

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
	TOTAL WARRANTS (Cost $1,158,967)	$649,496

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.4%) #

	Consumer Discretionary (0.4%)
340	Tesla, Inc.
31,848,480	Put, 06/17/22, Strike $900.00 (Cost $3,916,005)	4,011,150

TOTAL INVESTMENTS (147.7%) (Cost $1,431,619,293)		1,570,677,349

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.6%)		(145,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.1%)		(362,667,567)

NET ASSETS (100.0%)		$1,063,009,782

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.2%) #

	Consumer Discretionary (-0.2%)
200	Tesla, Inc.
18,734,400	Call, 12/16/22, Strike $1,300.00 (Premium $2,430,690)	(2,126,500)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $346,016,290.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $24,867,139.
i	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$1,429,188,603
Gross unrealized appreciation	208,507,399
Gross unrealized depreciation	(69,145,153)

Net unrealized appreciation (depreciation)	$139,362,246

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,860,000 MRPS were issued with an aggregate liquidation preference of $71.5 million. Of the 2,860,000 MRPS that were issued, 1,460,000 MRPS with an aggregate liquidation preference of $36.5 million have a delayed funding date of May 4, 2022. On September 6, 2017, 4,400,000 MRPS were issued with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/26	2.45%	1,400	$25	$35,000,000
Series E*	5/24/27	2.68%	1,460	$25	$36,500,000
				Total	$181,500,000

*Series E MRPS were issued on August 24, 2021, with a delayed funding date of May 24, 2022. Series E MRPS are not included on the Statement of Assets and Liabilities.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.